SCHEDULE OF INVESTMENTS
Thornburg International Value Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 95.7%
	Automobiles & Components — 1.7%
	Automobiles — 1.7%
	Ferrari N.V.	61,670	$ 14,154,499
[a]	NIO, Inc. ADR	953,141	46,456,092
			60,610,591
	Banks — 13.5%
	Banks — 13.5%
	China Merchants Bank Co. Ltd. Class A	11,765,703	79,070,101
	Citigroup, Inc.	1,820,967	112,280,825
[a]	Intesa Sanpaolo SpA	23,002,307	53,745,533
	JPMorgan Chase & Co.	688,576	87,497,352
	Mitsubishi UFJ Financial Group, Inc.	11,036,576	48,750,979
	Ping An Bank Co. Ltd. Class A	35,712,846	105,612,778
			486,957,568
	Capital Goods — 13.6%
	Aerospace & Defense — 3.5%
[a]	Hensoldt AG	428,911	7,225,672
	L3Harris Technologies, Inc.	184,746	34,920,689
[a]	Safran S.A.	603,602	85,500,421
	Construction & Engineering — 3.8%
	Ferrovial S.A.	2,524,445	69,698,139
	Vinci S.A.	683,348	67,920,316
	Electrical Equipment — 4.2%
	ABB Ltd.	2,904,875	81,079,251
	Schneider Electric SE	484,596	70,034,398
	Machinery — 2.1%
	Knorr-Bremse AG	278,140	37,947,720
	Kone OYJ Class B	481,223	39,070,911
			493,397,517
	Commercial & Professional Services — 1.6%
	Professional Services — 1.6%
	Recruit Holdings Co. Ltd.	1,387,105	58,047,365
			58,047,365
	Consumer Durables & Apparel — 8.1%
	Household Durables — 1.6%
	Sony Corp.	561,938	55,973,389
	Textiles, Apparel & Luxury Goods — 6.5%
[a]	adidas AG	301,979	109,899,084
	Kering S.A.	50,162	36,425,077
	LVMH Moet Hennessy Louis Vuitton SE	143,828	89,768,956
			292,066,506
	Diversified Financials — 1.9%
	Capital Markets — 1.9%
	CME Group, Inc.	374,989	68,266,747
			68,266,747
	Energy — 1.6%
	Oil, Gas & Consumable Fuels — 1.6%
	TOTAL SE	1,367,842	58,987,158
			58,987,158
	Food, Beverage & Tobacco — 5.1%
	Beverages — 3.8%
	Kweichow Moutai Co. Ltd. Class A	226,121	69,083,115
	Wuliangye Yibin Co. Ltd. Class A	1,553,309	69,319,128
	Tobacco — 1.3%
	Swedish Match AB	580,219	44,978,327
			183,380,570

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Household & Personal Products — 1.5%
	Personal Products — 1.5%
	Shiseido Co. Ltd.	784,360	$ 54,207,476
			54,207,476
	Materials — 9.0%
	Chemicals — 6.2%
	Air Liquide S.A.	368,641	60,459,529
	Linde plc	240,426	62,561,602
	Sika AG	375,299	102,504,573
	Construction Materials — 2.8%
	Anhui Conch Cement Co. Ltd. Class A	8,869,004	70,004,891
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	5,142,826	30,511,889
			326,042,484
	Media & Entertainment — 8.4%
	Entertainment — 3.7%
[a]	Bilibili, Inc. Sponsored ADR	96,723	8,291,095
	Nintendo Co. Ltd.	98,375	62,718,767
[a]	Walt Disney Co.	347,423	62,946,099
	Interactive Media & Services — 4.7%
	Tencent Holdings Ltd.	1,354,931	98,572,849
	Z Holdings Corp.	11,986,200	72,482,527
			305,011,337
	Pharmaceuticals, Biotechnology & Life Sciences — 2.5%
	Life Sciences Tools & Services — 1.5%
	Lonza Group AG	85,794	55,122,136
	Pharmaceuticals — 1.0%
	Roche Holding AG	98,120	34,247,238
			89,369,374
	Retailing — 4.1%
	Internet & Direct Marketing Retail — 4.1%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	424,878	98,881,857
[a]	Meituan Class B	1,324,066	50,315,686
			149,197,543
	Semiconductors & Semiconductor Equipment — 3.9%
	Semiconductors & Semiconductor Equipment — 3.9%
	Infineon Technologies AG	1,783,028	68,374,837
	LONGi Green Energy Technology Co. Ltd. Class A	1,290,996	18,200,837
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	484,529	52,833,042
			139,408,716
	Software & Services — 4.0%
	Information Technology Services — 3.7%
	Amadeus IT Group S.A.	728,852	53,032,349
[a]	Chindata Group Holdings Ltd. ADR	436,823	10,466,279
	Mastercard, Inc. Class A	193,440	69,046,474
	Software — 0.3%
[a]	Agora, Inc. ADR	285,224	11,283,462
			143,828,564
	Technology Hardware & Equipment — 6.9%
	Communications Equipment — 2.8%
	Telefonaktiebolaget LM Ericsson Class B	8,462,437	100,426,899
	Electronic Equipment, Instruments & Components — 2.2%
	Keyence Corp.	146,001	82,011,118
	Technology Hardware, Storage & Peripherals — 1.9%
	Samsung Electronics Co. Ltd.	909,825	67,841,135
			250,279,152
	Transportation — 4.0%
	Marine — 2.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	December 31, 2020 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Kuehne + Nagel International AG	312,794	$ 70,946,612
	Road & Rail — 2.0%
	Canadian Pacific Railway Ltd.	213,086	73,874,785
			144,821,397
	Utilities — 4.3%
	Electric Utilities — 4.3%
[a]	Electricite de France S.A.	1,364,067	21,488,390
	Enel SpA	5,915,401	59,806,929
	Iberdrola S.A.	5,291,187	75,628,555
			156,923,874
	Total Common Stock (Cost $2,424,339,456)		3,460,803,939
	Short-Term Investments — 4.8%
[b]	Thornburg Capital Management Fund	17,316,643	173,166,431
	Total Short-Term Investments (Cost $173,166,431)		173,166,431
	Total Investments — 100.5% (Cost $2,597,505,887)		$3,633,970,370
	Liabilities Net of Other Assets — (0.5)%		(16,386,557)
	Net Assets — 100.0%		$3,617,583,813

Outstanding Forward Currency Contracts To Buy Or Sell At December 31, 2020
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	BBH	Sell	206,789,500	1/29/2021	252,772,766	$ —	$ (7,950,541)
Euro	BBH	Buy	206,789,500	1/29/2021	252,772,766	6,587,798	—

Total						$6,587,798	$(7,950,541)

Net unrealized appreciation (depreciation)							$(1,362,743)

*	Counterparty includes Brown Brothers Harriman & Co. ("BBH").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Value Fund	December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	December 31, 2020 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/20	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/20	Dividend Income
Thornburg Capital Management Fund	$91,288,131	$352,027,789	$(270,149,489)	$-	$-	$173,166,431	$36,896